The Gabelli Utilities Fund

SUMMARY PROSPECTUS April 30, 2025

Class AAA (GABUX), A (GAUAX), C (GUXPX), I (GAUIX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, SAI, reports to shareholders and other information about the Fund online at www.gabelli.com/funds/open_ends. You can also get this information at no cost by calling 800-422-3554 or by sending an email request to info@gabelli.com. The Fund’s Prospectus and SAI, both dated April 30, 2025, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Fund seeks to provide a high level of total return through a combination of capital appreciation and current income.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial intermediary and in the section entitled “Classes of Shares” on page 20 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus and “Distribution Plans” on page 32 of the Fund’s statement of additional information.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.32%	1.32%	2.07%	1.07%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$134	$418	$723	$1,589
Class A Shares	$702	$969	$1,256	$2,072
Class C Shares	$310	$649	$1,114	$2,401
Class I Shares	$109	$340	$589	$1,304

You would pay the following expenses if you did not redeem your shares of the Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$134	$418	$723	$1,589
Class A Shares	$702	$969	$1,256	$2,072
Class C Shares	$210	$649	$1,114	$2,401
Class I Shares	$109	$340	$589	$1,304

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in lower total returns when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and internet and that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities (each, a “Utility Company” and collectively, “Utility Companies”) that the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes have the potential to provide either capital appreciation or current income. The Adviser emphasizes quality in selecting utility investments, and looks for companies that have proven dividend records and sound financial structures. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends. For additional information about selection of investments suitable for the Fund, see page 9 of the prospectus.

In selecting investments, the Adviser will consider factors such as: (i) the market price of the issuer’s common stock, earnings expectations, earnings and price histories, balance sheet characteristics, perceived management skills, and the conditions affecting the industry in which the issuer practices; (ii) the level of interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services, and the risks associated with constructing and operating certain kinds of facilities such as nuclear power facilities; (iii) the potential for capital appreciation of the stock; (iv) the dividend income generated by the stock; (v) the prices of the stock relative to other comparable stocks; and (vi) the diversification of the portfolio of the Fund as to issuers. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments that lose their perceived value relative to other investments in the judgment of the portfolio management team.

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The Fund’s assets will be invested primarily in a broad range of readily marketable dividend paying common stocks in the utilities industry. Although many of these common stocks will pay above average dividends, the Fund will buy stock of those companies whose securities have the potential for their prices to increase, providing either capital appreciation or current income for the Fund. The Fund may also invest in master limited partnerships (“MLPs”).

The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers, including in emerging markets.

Principal Risks

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek growth of capital as well as current income

●	you wish to include an income strategy as a portion of your overall investments

●	you believe that the utilities industry can generate growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the following risks: that its portfolio companies will reduce or eliminate the dividend rate on the securities held by the Fund, that no event occurs to surface the value expected by the Adviser, or that regulatory actions adversely affect the Fund’s portfolio securities. As a consequence of its policy of concentrating in the utility industry, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of alternatives. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Fund.

The principal risks presented by the Fund are:

●	Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.

●	Industry Risk. The Fund’s investments in Utility Companies may be more susceptible to various factors, including environmental and other regulatory matters, increases in operating expenses, high interest costs, higher inflation, industry overcapacity, cybersecurity events, damage to infrastructure, property and/or equipment, technological innovation, or reduced demand for services or price volatility.

●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

●	Emerging Markets Risk. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

●	Interest Rate Risk. Investments in dividend paying securities and other securities with an income component, including preferred stock and securities convertible into or exchangeable for common or preferred stock, involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make dividend, interest and principal payments when due. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.

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●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

●	Master Limited Partnerships Risk. Investments in MLPs subjects the Fund to risks associated with the specific industry or industries in which the MLPs invest. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

●	Regulatory Risk. The Fund’s investments in Utility Companies may lose value because of changes in the amounts and types of governmental and environmental regulation.

●	Market Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund.

●	“Return of Capital” Risk. The Fund’s distributions may represent a non-taxable return of capital. A return of capital distribution is a distribution in excess of current and accumulated earnings and profits. A return of capital distribution is tax-free to the extent of a shareholder’s basis in its Fund shares and reduces the shareholder’s basis to that extent. A distribution consisting of return of capital should not be considered as the dividend yield or total return of an investment. Shareholders who receive the payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when they are not.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and with the returns of an index of funds with similar investment objectives. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

THE GABELLI UTILITIES FUND
(Total Returns for Class AAA Shares for the Years Ended December 31)

30%
20%
10%
0%
-10%
-20%
-8.25%
17.00%
8.93%
-2.15%
18.75%
-3.43%
17.49%
-5.41%
-6.53%
13.00%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

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During the calendar years shown in the bar chart, the highest return for a quarter was 13.84% (quarter ended September 30, 2024), and the lowest return for a quarter was (16.79)% (quarter ended March 31, 2021).

Average Annual Total Returns (for the years ended December 31, 2024, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Utilities Fund Class AAA Shares
Return Before Taxes	13.00%	2.54%	4.41%
Return After Taxes on Distributions	10.82%	1.52%	3.44%
Return After Taxes on Distributions and Sale of Fund Shares	9.24%	1.91%	3.36%
Class A Shares
Return Before Taxes	6.66%	1.35%	3.79%
Class C Shares (first issued on September 1, 2022)
Return Before Taxes	11.21%	1.78%	3.62%
Class I Shares
Return Before Taxes	13.25%	2.79%	4.66%
Standard & Poor’s (“S&P”) 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	23.43%	6.61%	8.43%
Lipper Utility Fund Average	23.24%	6.73%	7.24%

Returns shown for Class C shares prior to their first issuance date on September 1, 2022 are those of the Fund’s Class C1 shares. After the close of business on March 25, 2024 or, with respect to shares held in “street name” through intermediaries having a pre-existing contractual agreement requiring additional time, as soon as practicable thereafter, the Fund converted all Class C1 shares into Class C shares and eliminated the Class C1 shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares and after-tax returns for other classes will vary due to the differences in expenses.

Management

The Adviser. Gabelli Funds, LLC

The Portfolio Managers. Mr. Mario J. Gabelli, CFA, Chief Investment Officer — Value Portfolios of the Adviser, has served as portfolio manager of the Fund since its inception on August 31, 1999. Mr. Timothy M. Winter, CFA, has served as an associate portfolio manager of the Fund since May 2018. Mr. Justin Bergner has served as associate portfolio managers of the Fund since July 1, 2021. Mr. Robert D. Leininger has served as a portfolio manager of the Fund since August 31, 2023. Mr. Ashish Sinha has served as a portfolio manager of the Fund since October 23, 2023.

Purchase and Sale of Fund Shares

The minimum initial investment for Class AAA, Class A, and Class C shares is $1,000 ($250 for IRAs or Coverdell Education Savings Plans). There is no minimum initial investment for Class AAA, Class A, and Class C shares in an automatic monthly investment plan. Class I shares are available to investors with a minimum investment of $50,000 when purchasing the shares directly through G.distributors, LLC, the Fund’s distributor (“G.distributors” or the “Distributor”), or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares, and which have different minimum investment amounts. If you transact in Class I shares through a broker or financial intermediary, you may be required to pay a commission and/or other forms of compensation to the broker or financial intermediary. The Distributor reserves the right to waive or change minimum investment amounts. There is no minimum for subsequent investments.

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You can purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204), personal or overnight delivery (The Gabelli Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219204, Kansas City, MO 64105-1307), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase Fund shares by telephone at 800-GABELLI (800-422-3554), if you have an existing account with banking instructions on file.

Fund shares can also be purchased or sold through registered broker-dealers or financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Fund.

Tax Information

The Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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470 multi 2025

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